Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Oct. 31, 2018
Registrant Name	Aberdeen Funds
Central Index Key	0001413594
Amendment Flag	false
Document Creation Date	Jun. 13, 2019
Document Effective Date	Jun. 13, 2019
Prospectus Date	Jun. 13, 2019